INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Balance at the beginning of the period			$ 0
Acquisitions			455
Share of earnings (losses) from investments in associates	$ 2	$ 0	(4)	$ 0
Foreign currency translation and other			(19)
Share of other comprehensive income			4
Distributions			(17)
Ending Balance	$ 419		$ 419